Net Loss per Share	12 Months Ended
Jul. 31, 2020
Earnings per share [abstract]
Net Loss per Share
23. Net Loss per Share

The following securities could potentially dilute basic net loss per share in the future but have not been included in diluted loss per share because their effect was anti-dilutive:

Instrument	July 31, 2020	July 31, 2019
Stock Options	29,996,748	24,288,919
RSUs	2,348,434	—
2017 Secured convertible debenture warrants	—	107,136
2018 Equity warrants	—	10,512,208
2018 February 2018 financing warrants	—	4,413,498
2019 June financing warrants	2,184,540	2,184,540
USD$25m registered direct offering warrants	7,485,032	—
USD$20m registered direct offering warrants	5,988,024	—
2020 April underwritten public offering warrants	56,017,500	—
2020 May underwritten public offering warrants	31,410,050	—
Warrants issued under conversion of debentures	18,662,500	—
Joint venture and Inner Spirit issued warrants	11,500,000	11,571,235
Convertible debenture broker/finder warrants	269,961	796,791
	165,862,789	53,874,327